Equity (Dividend Restrictions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid		$ 1,428
Total amount of dividend pre-approved by regulatory agency	821
Metropolitan Life Insurance Company | Scenario, Forecast [Member]
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			1,200
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	0	0
American Life Insurance Company | Scenario, Forecast [Member]
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			0
MetLife Insurance Company Of Connecticut
Statutory Accounting Practices [Line Items]
Paid		1,000
MetLife Insurance Company USA
Statutory Accounting Practices [Line Items]
Paid	155	1,000
MetLife Insurance Company USA | Scenario, Forecast [Member]
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			3,056
Metropolitan Property and Casualty Insurance Company
Statutory Accounting Practices [Line Items]
Paid	200	100
Metropolitan Property and Casualty Insurance Company | Scenario, Forecast [Member]
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			239
Metropolitan Tower Life Insurance Company
Statutory Accounting Practices [Line Items]
Permitted w/o Approval		77
Paid	73
Total amount of dividend pre-approved by regulatory agency		109
Metropolitan Tower Life Insurance Company | Scenario, Forecast [Member]
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			102
MetLife Investors Insurance Company (4)
Statutory Accounting Practices [Line Items]
Paid		129
MetLife Investors Group
Statutory Accounting Practices [Line Items]
Paid	1,400
Exeter Reassurance Company
Statutory Accounting Practices [Line Items]
Paid	$ 155